Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2020

Absolute Funds
Principal Security Description Rate Maturity Value
Long Positions - 97.7%
Corporate Convertible Bonds - 94.8%
Communication Services - 12.4%
$ 1,000,000 DISH Network Corp.
(a)(b)
0.15% 12/15/25 $ 1,009,729
1,000,000 FireEye, Inc.
(c)
1.63  06/01/35 986,277
1,273,000 FireEye, Inc.
(c)
0.88  06/01/24 1,552,833
1,000,000 Harmonic, Inc.
(c)
2.00  09/01/24 1,089,994
2,000,000 Infinera Corp.
(c)
2.13  09/01/24 2,484,580
1,500,000 Infinera Corp.
(a)
2.50  03/01/27 2,314,268
2,000,000 InterDigital, Inc. 2.00  06/01/24 2,114,202
500,000 Liberty Broadband Corp.
(a)
1.25  09/30/50 507,255
1,500,000 Liberty Media Corp.
(a)
0.50  12/01/50 1,594,689
1,500,000 Limelight Networks, Inc.
(a)
3.50  08/01/25 1,363,200
1,000,000 Okta, Inc.
(a)
0.38  06/15/26 1,286,775
2,000,000 PagerDuty, Inc.
(a)
1.25  07/01/25 2,558,519
2,000,000 Palo Alto Networks, Inc.
(a)
0.38  06/01/25 2,643,661
1,700,000 Proofpoint, Inc.
(c)
0.25  08/15/24 1,911,890
2,235,000 Q2 Holdings, Inc.
(c)
0.75  06/01/26 3,434,397
1,500,000 RingCentral, Inc.
(a)(b)
0.00  03/15/26 1,743,542
1,070,000 TechTarget, Inc.
(a)
0.13  12/15/25 1,166,137
661,000 Twitter, Inc. 0.25  06/15/24 800,467
1,702,000 Twitter, Inc., Series 2014 1.00  09/15/21 1,736,920
1,500,000 Vonage Holdings Corp. 1.75  06/01/24 1,635,045
33,934,380
Consumer Discretionary - 16.3%
1,500,000 2U, Inc.
(a)
2.25  05/01/25 2,427,477
2,000,000 American Airlines Group, Inc.
(c)
6.50  07/01/25 2,517,135
1,000,000 American Eagle Outfitters, Inc.
(a)
3.75  04/15/25 2,440,233
2,000,000 Callaway Golf Co.
(a)
2.75  05/01/26 3,190,455
1,500,000 Chegg, Inc.
(a)(b)
0.00  09/01/26 1,684,826
500,000 Cinemark Holdings, Inc.
(a)
4.50  08/15/25 732,242
2,500,000 Dick's Sporting Goods, Inc.
(a)
3.25  04/15/25 4,464,063
1,500,000 Eventbrite, Inc.
(a)
5.00  12/01/25 2,445,000
1,500,000 Lyft, Inc.
(a)
1.50  05/15/25 2,229,698
2,500,000 National Vision Holdings, Inc.
(a)
2.50  05/15/25 4,037,500
1,000,000 NCL Corp., Ltd.
(a)
6.00  05/15/24 2,102,695
1,000,000 Penn National Gaming, Inc.
(c)
2.75  05/15/26 3,777,198
1,500,000 PetIQ, Inc.
(a)
4.00  06/01/26 2,284,520
1,000,000 Royal Caribbean Cruises, Ltd.
(a)
4.25  06/15/23 1,334,244
1,000,000 Royal Caribbean Cruises, Ltd.
(a)
2.88  11/15/23 1,200,000
500,000 Spirit Airlines, Inc. 4.75  05/15/25 1,079,220
2,500,000 Stride, Inc.
(a)
1.13  09/01/27 2,041,110
1,050,000 The Marcus Corp.
(a)
5.00  09/15/25 1,516,423
1,000,000 Wayfair, Inc.
(a)
0.63  10/01/25 948,633
1,000,000 Zillow Group, Inc. 2.75  05/15/25 2,083,771
44,536,443
Consumer Staples - 2.0%
2,550,000 Flexion Therapeutics, Inc.
(c)
3.38  05/01/24 2,275,875
2,550,000 FTI Consulting, Inc.
(c)
2.00  08/15/23 3,198,975
5,474,850
Energy - 1.4%
1,000,000 Helix Energy Solutions Group, Inc.
(c)(d)
4.13  09/15/23 962,612
1,000,000 Helix Energy Solutions Group, Inc.
(c)
6.75  02/15/26 1,053,605
500,000 Newpark Resources, Inc.
(c)
4.00  12/01/21 455,153
1,000,000 SolarEdge Technologies, Inc.
(a)(b)
0.00  09/15/25 1,377,074
3,848,444
Financials - 2.2%
1,051,000 Encore Capital Group, Inc.
(c)
2.88  03/15/21 1,056,824
950,000 Encore Capital Group, Inc. 3.25  10/01/25 1,115,849
2,500,000 Pinduoduo, Inc.
(b)
0.00  12/01/25 3,095,715
500,000 Redfin Corp.
(a)(b)
0.00  10/15/25 600,074
5,868,462

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2020

Absolute Funds
Principal Security Description Rate Maturity Value
Health Care - 15.1%
$ 1,500,000 1Life Healthcare, Inc.
(a)
3.00% 06/15/25 $ 1,888,387
2,000,000 Allscripts Healthcare Solutions, Inc.
(a)(c)
0.88  01/01/27 2,561,048
1,500,000 Bridgebio Pharma, Inc.
(a)
2.50  03/15/27 2,772,507
2,840,000 CONMED Corp.
(c)
2.63  02/01/24 3,984,149
1,000,000 CryoLife, Inc.
(a)
4.25  07/01/25 1,254,309
500,000 Envista Holdings Corp.
(a)
2.38  06/01/25 870,131
2,065,000 Exact Sciences Corp.
(c)
1.00  01/15/25 3,921,045
2,050,000 Glaukos Corp.
(a)
2.75  06/15/27 3,175,774
1,450,000 Health Catalyst, Inc.
(a)
2.50  04/15/25 2,306,028
1,750,000 Heska Corp.
(a)
3.75  09/15/26 3,157,848
2,100,000 Jazz Investments I, Ltd.
(a)
2.00  06/15/26 2,743,345
505,000 Natera, Inc.
(a)
2.25  05/01/27 1,358,020
2,000,000 NuVasive, Inc.
(a)
0.38  03/15/25 1,944,738
1,500,000 Pacira BioSciences, Inc.
(a)
0.75  08/01/25 1,694,262
925,000 Revance Therapeutics, Inc.
(a)
1.75  02/15/27 1,042,013
2,000,000 Tabula Rasa HealthCare, Inc.
(a)
1.75  02/15/26 1,910,400
1,750,000 Travere Therapeutics, Inc. 2.50  09/15/25 1,782,900
1,000,000 Varex Imaging Corp.
(a)
4.00  06/01/25 1,063,232
1,500,000 Zogenix, Inc.
(a)
2.75  10/01/27 1,660,623
41,090,759
Industrials - 10.8%
500,000 Bloom Energy Corp.
(a)
2.50  08/15/25 959,647
1,500,000 Chart Industries, Inc.
(a)
1.00  11/15/24 3,149,724
500,000 GoPro, Inc.
(a)
1.25  11/15/25 569,482
1,500,000 Granite Construction, Inc.
(c)
2.75  11/01/24 1,629,093
2,152,000 II-VI, Inc.
(c)
0.25  09/01/22 3,598,629
1,939,000 Kaman Corp.
(c)
3.25  05/01/24 2,252,628
3,000,000 KBR, Inc.
(c)
2.50  11/01/23 4,119,459
1,005,000 Knowles Corp. 3.25  11/01/21 1,147,562
2,700,000 Mesa Laboratories, Inc.
(c)
1.38  08/15/25 3,250,013
1,500,000 SMART Global Holdings, Inc.
(a)
2.25  02/15/26 1,716,116
1,500,000 The Middleby Corp.
(a)
1.00  09/01/25 1,835,625
425,000 TimkenSteel Corp.
(c)
6.00  06/01/21 367,363
1,000,000 Veoneer, Inc. 4.00  06/01/24 1,221,840
2,975,000 Winnebago Industries, Inc. 1.50  04/01/25 3,538,133
29,355,314
Information Technology - 33.6%
1,500,000 Alteryx, Inc.
(c)
1.00  08/01/26 1,590,650
2,000,000 Bandwidth, Inc.
(a)(c)
0.25  03/01/26 3,555,679
1,000,000 Blackline, Inc.
(c)
0.13  08/01/24 1,882,666
1,500,000 Cerence, Inc.
(a)
3.00  06/01/25 4,227,766
2,000,000 Cloudflare, Inc.
(a)
0.75  05/15/25 4,277,637
2,000,000 Coupa Software, Inc.
(a)
0.38  06/15/26 2,699,534
1,000,000 Cree, Inc.
(a)
1.75  05/01/26 2,320,387
1,522,000 Envestnet, Inc.
(c)
1.75  06/01/23 2,017,957
1,000,000 Envestnet, Inc.
(a)
0.75  08/15/25 1,045,139
1,500,000 Evolent Health, Inc.
(a)
3.50  12/01/24 1,718,126
1,511,000 Evolent Health, Inc. 1.50  10/15/25 1,310,738
2,000,000 Five9, Inc.
(a)
0.50  06/01/25 2,915,306
2,000,000 Guidewire Software, Inc.
(c)
1.25  03/15/25 2,594,783
2,000,000 HubSpot, Inc.
(a)
0.38  06/01/25 3,096,410
1,500,000 Impinj, Inc.
(a)(d)
2.00  12/15/26 2,062,147
2,500,000 Insight Enterprises, Inc.
(c)
0.75  02/15/25 3,188,429
1,000,000 LivePerson, Inc.
(a)(b)
0.00  12/15/26 1,097,326
2,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 2,448,800
2,500,000 MicroStrategy, Inc.
(a)
0.75  12/15/25 3,237,442
2,500,000 Model N, Inc.
(a)
2.63  06/01/25 3,233,855
2,000,000 MongoDB, Inc.
(a)
0.25  01/15/26 3,605,435
1,000,000 Omnicell, Inc.
(a)
0.25  09/15/25 1,367,457
3,000,000 Perficient, Inc.
(a)
1.25  08/01/25 3,439,510
2,000,000 PROS Holdings, Inc.
(a)
2.25  09/15/27 2,830,879
2,250,000 Rapid7, Inc.
(a)
2.25  05/01/25 3,662,820
2,500,000 Sailpoint Technologies Holdings, Inc. 0.13  09/15/24 4,880,901
2,500,000 Slack Technologies, Inc.
(a)
0.50  04/15/25 3,679,427

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2020

Absolute Funds
Principal Security Description Rate Maturity Value
Information Technology - 33.6% (continued)
$ 1,000,000 Splunk, Inc. 1.13% 09/15/25 $ 1,356,472
400,000 Varonis Systems, Inc.
(a)
1.25  08/15/25 742,660
3,000,000 Veeco Instruments, Inc.
(a)
3.75  06/01/27 4,387,500
2,000,000 Vocera Communications, Inc.
(c)
1.50  05/15/23 2,823,908
3,000,000 Workiva, Inc. 1.13  08/15/26 4,040,291
1,000,000 Zscaler, Inc.
(a)
0.13  07/01/25 1,491,518
2,000,000 Zynga, Inc.
(c)
0.25  06/01/24 2,677,385
91,506,940
Materials - 1.0%
1,910,000 SSR Mining, Inc. 2.50  04/01/39 2,656,094
Total Corporate Convertible Bonds (Cost $198,773,861) 258,271,686
Shares Security Description Value
Money Market Fund - 2.9%
7,977,866 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.02%
(e)
(Cost $7,977,866) 7,977,866
Total Long Positions - 97.7% (Cost $206,751,727) 266,249,552
Total Short Positions - (57.4)% (Proceeds $(118,673,331)) (156,495,275)
Other Assets & Liabilities, Net - 59.7% 162,818,897
Net Assets - 100.0% $ 272,573,174

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2020

Absolute Funds
i
Shares Security Description Value
Short Positions - (57.4)%
Common Stock - (57.4)%
Communication Services - (5.5)%
(130) Charter Communications, Inc., Class A $ (86,001)
(8,000) DISH Network Corp., Class A (258,720)
(28,960) FireEye, Inc. (667,818)
(76,535) Harmonic, Inc. (565,594)
(292,013) Infinera Corp. (3,060,296)
(6,800) InterDigital, Inc. (412,624)
(82,239) Limelight Networks, Inc. (328,134)
(3,050) Okta, Inc. (775,493)
(35,307) PagerDuty, Inc. (1,472,302)
(4,546) Palo Alto Networks, Inc. (1,615,603)
(6,235) Proofpoint, Inc. (850,516)
(20,293) Q2 Holdings, Inc. (2,567,673)
(2,159) RingCentral, Inc., Class A (818,196)
(9,300) TechTarget, Inc. (549,723)
(6,065) Twitter, Inc. (328,420)
(41,200) Vonage Holdings Corp. (530,450)
(14,887,563)
Consumer Discretionary - (10.8)%
(43,451) 2U, Inc. (1,738,475)
(96,401) American Airlines Group, Inc. (1,520,244)
(102,500) American Eagle Outfitters, Inc. (2,057,175)
(85,600) Callaway Golf Co. (2,055,256)
(9,404) Chegg, Inc. (849,463)
(27,600) Cinemark Holdings, Inc. (480,516)
(60,127) Dick's Sporting Goods, Inc. (3,379,739)
(95,400) Eventbrite, Inc., Class A (1,726,740)
(8,800) Live Nation Entertainment, Inc. (646,624)
(30,215) Lyft, Inc., Class A (1,484,463)
(67,335) National Vision Holdings, Inc. (3,049,602)
(61,600) Norwegian Cruise Line Holdings, Ltd. (1,566,488)
(40,050) Penn National Gaming, Inc. (3,459,118)
(37,000) PetIQ, Inc. (1,422,650)
(17,596) Royal Caribbean Cruises, Ltd. (1,314,245)
(33,900) Spirit Airlines, Inc. (828,855)
(26,000) Stride, Inc. (551,980)
(77,000) The Marcus Corp. (1,037,960)
(1,000) Wayfair, Inc., Class A (225,810)
(29,395,403)
Consumer Staples - (0.9)%
(37,900) Flexion Therapeutics, Inc. (437,366)
(17,262) FTI Consulting, Inc. (1,928,511)
(2,365,877)
Energy - (0.4)%
(79,516) Helix Energy Solutions Group, Inc. (333,967)
(1,173) Newpark Resources, Inc. (2,252)
(2,652) SolarEdge Technologies, Inc. (846,307)
(1,182,526)
Financials - (1.5)%
(16,641) Encore Capital Group, Inc. (648,167)
(8,338) Pinduoduo, Inc., ADR (1,481,412)
(4,200) Redfin Corp. (288,246)
(12,480) Zillow Group, Inc., Class C (1,619,904)
(4,037,729)
Health Care - (9.0)%
(17,200) 1Life Healthcare, Inc. (750,780)
(102,000) Allscripts Healthcare Solutions, Inc. (1,472,880)
(28,000) Bridgebio Pharma, Inc. (1,991,080)
(23,240) CONMED Corp. (2,602,880)
(30,200) CryoLife, Inc. (713,022)
(19,200) Envista Holdings Corp. (647,616)
(22,150) Exact Sciences Corp. (2,934,654)
(27,300) Glaukos Corp. (2,054,598)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2020

Absolute Funds
Shares Security Description Value
Health Care - (9.0)% (continued)
(36,400) Health Catalyst, Inc. $ (1,584,492)
(17,400) Heska Corp. (2,534,310)
(9,503) Jazz Pharmaceuticals PLC (1,568,470)
(11,900) Natera, Inc. (1,184,288)
(7,600) NuVasive, Inc. (428,108)
(13,350) Pacira BioSciences, Inc. (798,864)
(20,600) Revance Therapeutics, Inc. (583,804)
(14,600) Tabula Rasa HealthCare, Inc. (625,464)
(22,600) Travere Therapeutics, Inc. (615,963)
(34,165) Varex Imaging Corp. (569,872)
(44,300) Zogenix, Inc. (885,557)
(24,546,702)
Industrials - (6.3)%
(26,900) Bloom Energy Corp., Class A (770,954)
(22,500) Chart Industries, Inc. (2,650,275)
(33,224) GoPro, Inc., Class A (275,095)
(30,178) Granite Construction, Inc. (806,054)
(38,204) II-VI, Inc. (2,901,976)
(11,900) Kaman Corp. (679,847)
(80,409) KBR, Inc. (2,487,050)
(19,100) Knowles Corp. (352,013)
(6,600) Mesa Laboratories, Inc. (1,891,824)
(28,105) SMART Global Holdings, Inc. (1,057,591)
(7,900) The Middleby Corp. (1,018,468)
(29,140) Veoneer, Inc. (620,682)
(30,000) Winnebago Industries, Inc. (1,798,200)
(17,310,029)
Information Technology - (22.5)%
(4,871) Alteryx, Inc., Class A (593,239)
(19,521) Bandwidth, Inc., Class A (2,999,792)
(12,032) BlackLine, Inc. (1,604,828)
(37,059) Cerence, Inc. (3,723,688)
(46,233) Cloudflare, Inc., Class A (3,513,246)
(5,148) Coupa Software, Inc. (1,744,709)
(18,915) Cree, Inc. (2,003,098)
(20,100) Envestnet, Inc. (1,654,029)
(64,873) Evolent Health, Inc., Class A (1,039,914)
(11,152) Five9, Inc. (1,944,909)
(12,545) Guidewire Software, Inc. (1,614,918)
(5,651) HubSpot, Inc. (2,240,282)
(34,608) Impinj, Inc. (1,449,037)
(26,521) Insight Enterprises, Inc. (2,017,983)
(8,330) LivePerson, Inc. (518,376)
(14,424) Lumentum Holdings, Inc. (1,367,395)
(4,041) MicroStrategy, Inc. (1,570,131)
(56,850) Model N, Inc. (2,028,408)
(8,229) MongoDB, Inc. (2,954,540)
(7,500) Omnicell, Inc. (900,150)
(38,757) Perficient, Inc. (1,846,771)
(37,565) PROS Holdings, Inc. (1,907,175)
(29,027) Rapid7, Inc. (2,617,074)
(76,905) Sailpoint Technologies Holdings, Inc. (4,094,422)
(49,616) Slack Technologies, Inc., Class A (2,095,780)
(5,016) Splunk, Inc. (852,168)
(3,800) Varonis Systems, Inc. (621,718)
(169,000) Veeco Instruments, Inc. (2,933,840)
(42,735) Vocera Communications, Inc. (1,774,785)
(27,249) Workiva, Inc. (2,496,553)
(4,912) Zscaler, Inc. (980,976)
(175,155) Zynga, Inc. (1,728,780)
(61,432,714)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2020

Absolute Funds
Shares Security Description Value
Materials - (0.5)%
(66,471) SSR Mining, Inc. $ (1,336,732)
Total Common Stock (Proceeds $(118,673,331)) (156,495,275)
Total Short Positions - (57.4)% (Proceeds $(118,673,331)) $ (156,495,275)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
December 31, 2020

Absolute Funds
At December 3 1 , 2020 , the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments and liabilities as of December 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
*Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
PLC Public Limited Company
(a) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $153,571,261 or 56.3% of net assets.
(b) Zero coupon bond. Interest rate presented is yield to maturity.
(c) All or a portion of this security is held as collateral for securities sold short.
(d) Illiquid security.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(200) U.S. 5 Year Treasury Note Future 03/31/21 $ (25,178,360) $ (25,232,813) $ (54,453)
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 258,271,686 $ – $ 258,271,686
Money Market Fund – 7,977,866 – 7,977,866
Investments at Value $ – $ 266,249,552 $ – $ 266,249,552
Total Assets $ – $ 266,249,552 $ – $ 266,249,552
Liabilities
Securities Sold Short
Common Stock $ (156,495,275) $ – $ – $ (156,495,275)
Securities Sold Short $ (156,495,275) $ – $ – $ (156,495,275)
Other Financial Instruments*
Futures (54,453) – – (54,453)
Total Liabilities $ (156,549,728) $ – $ – $ (156,549,728)